Basis of Consolidation and Accounting Policies - Summary of Nature and Timing of Satisfication of Performance Obligation in Contract with Customers (Detail)	12 Months Ended
Dec. 31, 2021
Sale of products
Disclosure of performance obligations [line items]
Nature and timing of satisfaction of performance obligation including significant payment terms	Customers obtain control of the laser terminals when the goods are delivered. Invoices are generated at that point in time. Invoices are usually payable within 30 days.
Revenue recognition policies	Revenue is recognized when the goods are delivered and have been accepted by customers at their premises. Advances received are included in contract liabilities.
Training-, support and other services
Disclosure of performance obligations [line items]
Nature and timing of satisfaction of performance obligation including significant payment terms	The Company provided training-, support- and other services to its customers. The customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs. Invoices for these services are either issued based on the agreed milestone payment plan of the respective contract or after the completion of the services. Invoices are usually payable within 30 days.
Revenue recognition policies	Revenue is recognized over time based on the cost-to-cost method, unless they are not relevant for satisfaction of performance obligation. Advances received are included in contract liabilities.